Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.29%
Advertising–2.15%
Trade Desk, Inc. (The), Class A(b)	38,280	$2,991,582
Aerospace & Defense–3.01%
Airbus SE (France)	7,571	1,012,867
Axon Enterprise, Inc.(b)	5,273	1,049,274
TransDigm Group, Inc.	2,522	2,126,374
		4,188,515
Application Software–16.99%
Adobe, Inc.(b)	8,131	4,145,997
Braze, Inc., Class A(b)(c)	17,217	804,550
Confluent, Inc., Class A(b)(c)	51,554	1,526,514
Datadog, Inc., Class A(b)	27,773	2,529,843
Guidewire Software, Inc.(b)	7,842	705,780
HubSpot, Inc.(b)	5,750	2,831,875
Manhattan Associates, Inc.(b)	5,544	1,095,827
Procore Technologies, Inc.(b)	25,865	1,689,502
Samsara, Inc., Class A(b)	55,744	1,405,306
Sprout Social, Inc., Class A(b)(c)	6,965	347,414
Synopsys, Inc.(b)	9,408	4,317,990
Workday, Inc., Class A(b)	10,319	2,217,037
		23,617,635
Automobile Manufacturers–0.93%
Tesla, Inc.(b)(c)	5,181	1,296,390
Automotive Parts & Equipment–0.60%
Mobileye Global, Inc., Class A (Israel)(b)(c)	20,127	836,277
Broadline Retail–5.02%
Amazon.com, Inc.(b)	43,503	5,530,101
MercadoLibre, Inc. (Brazil)(b)	1,143	1,449,187
		6,979,288
Cargo Ground Transportation–0.33%
Saia, Inc.(b)	1,155	460,441
Casinos & Gaming–0.91%
DraftKings, Inc., Class A(b)	43,088	1,268,511
Construction & Engineering–0.56%
Comfort Systems USA, Inc.(c)	4,560	777,070
Education Services–1.07%
Duolingo, Inc.(b)(c)	8,984	1,490,176
Electrical Components & Equipment–0.86%
Eaton Corp. PLC	5,614	1,197,354
Electronic Manufacturing Services–1.56%
Flex Ltd.(b)	80,344	2,167,681
Health Care Equipment–0.68%
DexCom, Inc.(b)	10,100	942,330
Industrial Machinery & Supplies & Components–0.54%
Parker-Hannifin Corp.	1,939	755,279
Shares		Value
Interactive Media & Services–10.64%
Alphabet, Inc., Class A(b)	53,182	$6,959,396
Meta Platforms, Inc., Class A(b)	26,118	7,840,885
		14,800,281
Internet Services & Infrastructure–3.58%
MongoDB, Inc.(b)	6,571	2,272,646
Shopify, Inc., Class A (Canada)(b)	23,696	1,293,091
Snowflake, Inc., Class A(b)	9,270	1,416,178
		4,981,915
Movies & Entertainment–4.24%
Atlanta Braves Holdings, Inc., Series C(b)	495	17,686
Liberty Media Corp.-Liberty Formula One(b)	10,759	670,286
Liberty Media Corp.-Liberty Live, Series C(b)	731	23,465
Netflix, Inc.(b)	10,940	4,130,944
TKO Group Holdings, Inc.	12,557	1,055,542
		5,897,923
Passenger Ground Transportation–1.08%
Uber Technologies, Inc.(b)	32,577	1,498,216
Semiconductor Materials & Equipment–3.25%
Applied Materials, Inc.	7,861	1,088,355
Entegris, Inc.	18,367	1,724,845
Lam Research Corp.	2,719	1,704,188
		4,517,388
Semiconductors–18.32%
Advanced Micro Devices, Inc.(b)	13,404	1,378,199
Broadcom, Inc.	4,129	3,429,465
GLOBALFOUNDRIES, Inc.(b)(c)	11,540	671,512
Lattice Semiconductor Corp.(b)(c)	27,118	2,330,250
Monolithic Power Systems, Inc.	4,782	2,209,284
NVIDIA Corp.	27,686	12,043,133
ON Semiconductor Corp.(b)	13,997	1,301,021
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	24,302	2,111,844
		25,474,708
Systems Software–15.93%
CrowdStrike Holdings, Inc., Class A(b)	8,479	1,419,215
CyberArk Software Ltd.(b)	6,692	1,095,949
Microsoft Corp.	33,279	10,507,844
Monday.com Ltd.(b)	4,266	679,233
Oracle Corp.	29,321	3,105,680
Palo Alto Networks, Inc.(b)	7,645	1,792,294
ServiceNow, Inc.(b)	6,337	3,542,129
		22,142,344
Technology Hardware, Storage & Peripherals–3.07%
Apple, Inc.	24,926	4,267,580
Trading Companies & Distributors–0.24%
W.W. Grainger, Inc.	477	330,008
Transaction & Payment Processing Services–2.73%
Mastercard, Inc., Class A	4,118	1,630,357

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Transaction & Payment Processing Services–(continued)
Visa, Inc., Class A(c)	9,401	$2,162,324
		3,792,681
Total Common Stocks & Other Equity Interests (Cost $96,062,545)		136,671,573
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	774,161	774,161
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	552,820	552,931
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	884,755	884,755
Total Money Market Funds (Cost $2,211,797)		2,211,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $98,274,342)		138,883,420
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.08%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,613,154	$1,613,154
Invesco Private Prime Fund, 5.51%(d)(e)(f)	6,839,804	6,839,804
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,453,583)		8,452,958
TOTAL INVESTMENTS IN SECURITIES–105.96% (Cost $106,727,925)		147,336,378
OTHER ASSETS LESS LIABILITIES—(5.96)%		(8,292,995)
NET ASSETS–100.00%		$139,043,383
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,328,285	$14,574,362	$(15,128,486)	$-	$-	$774,161	$38,055
Invesco Liquid Assets Portfolio, Institutional Class	948,761	10,410,259	(10,806,061)	15	(43)	552,931	25,428
Invesco Treasury Portfolio, Institutional Class	1,518,039	16,656,414	(17,289,698)	-	-	884,755	40,150
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,755,738	80,548,954	(84,691,538)	-	-	1,613,154	142,925*
Invesco Private Prime Fund	14,800,707	170,004,875	(177,964,917)	(1,177)	316	6,839,804	389,486*
Total	$24,351,530	$292,194,864	$(305,880,700)	$(1,162)	$273	$10,664,805	$636,044

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$135,658,706	$1,012,867	$—	$136,671,573
Money Market Funds	2,211,847	8,452,958	—	10,664,805
Total Investments	$137,870,553	$9,465,825	$—	$147,336,378
Invesco V.I. Technology Fund